Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Other receivable, prepaid expenses and other current assets consist of the following (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Prepaid expenses and other current assets	$2,602	$328
Accrued revenue	6	294
Other receivable	736	860
Total	$3,344	$1,482